SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about warrants outstanding [Table Text Block]

		Granted				Exercise			Remaining
	Opening	during			Closing	Price(Cdn	Exercise period		contractual life
Date of Grant	Balance	period	Exercised	Expired	Balance	$)	(months)	ExpiryDate	(months)
6/29/2016	875,000	-	-	-	875,000	$0.18	36	6/29/2019	6
2/3/2017	2,000,000	-	-	-	2,000,000	$0.18	24	2/3/2019	1
2/28/2017	750,000	-	-	-	750,000	$0.18	24	2/28/2019	2
	3,625,000	-	-	-	3,625,000